OTHER CURRENT ASSETS (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Assets [Abstract]
Deferred income tax assets (Note 16)	427	119
Cash held as collateral	423	42
Fair value of derivative contracts (Note 23)	409	395
Other	171	164
Regulatory Assets (Note 9)	16	42
Assets held for sale (Note 6)	0	85
Other Assets, Current	1,446	847